Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of reconciliation of the federal statutory income tax rate
	Years Ended December 31,
	2021		2020
Federal statutory rate	$(37,290)	21.00%	$(14,112)	21.00%
Effect of:
State taxes, net of federal tax benefit	(6,324)	3.56%	(1,377)	2.05%
Deferred rate change	(367)	0.21%	(89)	0.13%
Change in fair value of subordinated convertible notes	8,794	(4.95)%	—	—%
Change in fair value of warrant liability	8,322	(4.69)%	—	—%
Accrued dividends on redeemable convertible preferred stock	—	—%	3,614	(5.38)%
Return to provision	3,453	(1.94)%
Other permanent differences	(473)	0.27%	3,320	(4.94)%
Other	1,180	(0.66)%	1,084	(1.61)%
Change in valuation allowance	22,761	(12.83)%	7,566	(11.26)%
Total	$56	(0.03)%	$6	(0.01)%

Schedule of income tax (benefit) expense
	Years Ended December 31,
	2021	2020
Current:
Federal	$—	$—
State	56	6
	56	6

Deferred taxes	—	—
Income tax benefit	$56	$6

Schedule of net deferred tax assets and liabilities
	December 31,
	2021	2020
Net operating loss carryforwards	$72,867	$57,092
Allowance for losses on finance receivables	6,318	2,283
Research and development credit	1,173	1,173
Stock compensation	326	206
Legal reserve	465	—
Other	2,317	387
Total deferred tax assets, gross	83,466	61,141
Less: valuation allowance	(81,860)	(59,099)
Total deferred tax assets, net	1,606	2,042

Deferred finance receivable fees and costs, net	(261)	(154)
Depreciation of furniture and equipment	(1,312)	(1,888)
Other	(33)	—
Total deferred tax liabilities	(1,606)	(2,042)
Total deferred tax assets (liabilities), net	$—	$—